Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Lord Abbett Core Fixed Income Portfolio

Supplement dated October 26, 2016 to the

Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with your currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectus (the Summary Prospectus) for the AST Lord Abbett Core Fixed Income Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

The Prospectus and Summary Prospectus for the Portfolio is revised, effective November 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and Summary Prospectus relating to the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.75%

II.	The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and Summary Prospectus relating to the Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Lord Abbett Core Fixed Income Portfolio	$77	$240	$417	$930

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Lord Abbett Core Fixed Income Portfolio

Supplement dated October 26, 2016 to the

Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with your currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectus (the Summary Prospectus) for the AST Lord Abbett Core Fixed Income Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

The Prospectus and Summary Prospectus for the Portfolio is revised, effective November 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and Summary Prospectus relating to the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.75%

II.	The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and Summary Prospectus relating to the Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Lord Abbett Core Fixed Income Portfolio	$77	$240	$417	$930

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO | AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 930